Preferred Stock (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Class of Stock [Line Items]
Schedule of Maximum Redemption Amount of the Company's Preferred Stock	The following table provides for the maximum redemption amount of the Company’s preferred stock for the ensuing five year period provided that all eligible preferred stockholders elected to redeem as of December 31, 2025 (in thousands):

	Total	2026	2027	2028	2029	2030
Series B Preferred	$35,524	$7,105	$7,105	$7,105	$7,105	$7,104
Total	$35,524	$7,105	$7,105	$7,105	$7,105	$7,104

Series A Preferred Stock
Class of Stock [Line Items]
Schedule of Reconciliation of the Redemption Value of Preferred Stock to the Carrying Value Stated on the Consolidated Balance Sheet	Below is a reconciliation of the redemption value of the Series A Preferred Stock to the carrying value stated on the consolidated balance sheet (in thousands):

Series A Preferred Shares
Redemption value at December 31, 2024	$19,000
Equity issuance costs	(54)
Dividends	(5,638)
Carrying Value at December 31, 2024	$13,308

Schedule of the Monthly Dividends Related to the Company's Preferred Stock

The table below summarizes the monthly dividends related to the Company’s Series A Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
March 31, 2025	18%	$249
February 28, 2025	18%	$255
January 31, 2025	18%	$290
December 31, 2024	18%	$290
November 30, 2024	18%	$269
October 31, 2024	14%	$237
September 30, 2024	14%	$316
August 31, 2024	14%	$403
July 31, 2024	14%	$434
June 30, 2024	14%	$431
May 31, 2024	14%	$458
April 30, 2024	14%	$460
March 31, 2024	14%	$500
February 29, 2024	14%	$489
January 31, 2024	14%	$523

Series B Preferred Stock
Class of Stock [Line Items]
Schedule of Reconciliation of the Redemption Value of Preferred Stock to the Carrying Value Stated on the Consolidated Balance Sheet	Below is a reconciliation of the redemption value of the Series B Preferred Stock to the carrying value stated on the consolidated balance sheet (in thousands):

Series B Preferred Shares
Redemption value at December 31, 2025	$35,524
Equity issuance costs	(4,836)
Dividends	(3,026)
Carrying Value at December 31, 2025	$27,662

Series B Preferred Shares
Redemption value at December 31, 2024	$9,823
Equity issuance costs	(1,351)
Dividends	(555)
Carrying Value at December 31, 2024	$7,917

Schedule of the Monthly Dividends Related to the Company's Preferred Stock

The table below summarizes the monthly dividends related to the Company’s Series B Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
June 30, 2026	10%	$465
May 31, 2026	10%	$413
April 30, 2026	10%	$381
March 31, 2026	10%	$337
February 28, 2026	10%	$304
January 31, 2026	10%	$282
December 31, 2025	10%	$256
November 30, 2025	10%	$231
October 31, 2025	10%	$201
September 30, 2025	10%	$179
August 31, 2025	10%	$159
July 31, 2025	10%	$150
June 30, 2025	10%	$138

The table below summarizes the monthly dividends related to the Company’s Series B Preferred Stock (in thousands, except annual dividend rate):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	10%	$282
November 30, 2025	10%	$256
October 31, 2025	10%	$231
September 30, 2025	10%	$201
August 31, 2025	10%	$179
July 31, 2025	10%	$159
June 30, 2025	10%	$150
May 31, 2025	10%	$138
April 30, 2025	10%	$125
March 31, 2025	10%	$111
February 28, 2025	10%	$95
January 31, 2025	10%	$85
December 31, 2024	10%	$69
November 30, 2024	10%	$64
October 31, 2024	10%	$58
September 30, 2024	10%	$49
August 31, 2024	10%	$40
July 31, 2024	10%	$31
June 30, 2024	10%	$24
May 31, 2024	10%	$19
April 30, 2024	10%	$13
March 31, 2024	10%	$2

Series C Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of the Monthly Dividends Related to the Company's Preferred Stock

The table below summarizes the monthly dividends related to the Company’s Series C Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	14%	$526
November 30, 2025	14%	$193
October 31, 2025	14%	$200
September 30, 2025	14%	$322
August 31, 2025	14%	$533
July 31, 2025	14%	$666
June 30, 2025	14%	$644

The table below summarizes the monthly dividends related to the Company’s Series C Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
December 31, 2025	14%	$526
November 30, 2025	14%	$193
October 31, 2025	14%	$200
September 30, 2025	14%	$322
August 31, 2025	14%	$533
July 31, 2025	14%	$666
June 30, 2025	14%	$644
May 31, 2025	14%	$666
April 30, 2025	14%	$644
March 31, 2025	14%	$86

Series D Preferred Stock [Member]
Class of Stock [Line Items]
Schedule of the Monthly Dividends Related to the Company's Preferred Stock

The table below summarizes the monthly dividends related to the Company’s Series D Preferred Stock (in thousands):

Month Ended	Preferred Stock Annual Dividend Rate	Total Cash Dividend
June 30, 2026	14%	$2,124
May 31, 2026	14%	$449
April 30, 2026	14%	$449